Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable , Net

The accounts receivable, net, as of June 30, 2024 and 2025, consists of the following:

	As of June 30,
	2024	2025
	RMB	RMB

Pop toys business	-	29,909
Enterprise services	16,661	16,121
Others	112	317
Accounts receivable	16,773	46,347
Less: allowance for credit losses	(97)	(454)
Accounts receivable, net	16,676	45,893

Schedule of Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	For the years ended June 30,
	2024	2025
	RMB	RMB

Balance at beginning of the year	(59)	(97)
Additions	(38)	(357)
Write-offs	-	-
Balance at end of the year	(97)	(454)